Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis
The following table summarizes the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis (in millions):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$556.4	$—	$—	$556.4

Total cash equivalents	556.4	—	—	556.4

Fixed maturities available-for-sale:
U.S. government and agencies	9.3	—	—	9.3
States, and other territories	—	5.7	—	5.7
Corporate securities	—	17.1	—	17.1
Foreign securities	—	0.9	—	0.9
Residential mortgage-backed securities	—	10.6	—	10.6
Commercial mortgage-backed securities	—	4.7	—	4.7
Asset backed securities	—	6.6	—	6.6

Total fixed maturities available-for-sale	9.3	45.6	—	54.9

Short term investments
U.S. government and agencies	—	9.1	—	9.1

Total financial assets	$565.7	$54.7	$—	$620.4

Financial liabilities:
Contingent consideration liability	$—	$—	$11.6	$11.6
Public warrants	2.2	—	—	2.2
Private placement warrants	—	2.1	—	2.1

Total financial liabilities	$2.2	$2.1	$11.6	$15.9

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$372.1	$—	$—	$372.1
Treasury bills	23.5	—	—	23.5

Total cash equivalents	395.6	—	—	395.6

Fixed maturities available-for-sale:
U.S. government and agencies	10.1	—	—	10.1
States, and other territories	—	5.1	—	5.1
Corporate securities	—	17.4	—	17.4
Foreign securities	—	0.8	—	0.8
Residential mortgage-backed securities	—	12.9	—	12.9
Commercial mortgage-backed securities	—	5.5	—	5.5
Asset backed securities	—	4.2	—	4.2

Total fixed maturities available-for-sale	10.1	45.9	—	56.0

Total financial assets	$405.7	$45.9	$—	$451.6

Financial liabilities:
Derivative liability on convertible promissory notes	$—	$—	$113.3	$113.3
Contingent consideration liability	—	—	12.0	12.0
Preferred stock warrant liabilities	—	—	22.9	22.9

Total financial liabilities	$—	$—	$148.2	$148.2

Liabilities Measured on at Fair Value, Unobservable Input Reconciliation	The table below presents the changes in the contingent consideration liability valued using Level 3 inputs (in millions):

	2021	2020
Balance as of January 1,	$12.0	$13.8
Payments of contingent consideration	(3.9)	(5.2)
Changes in fair value	3.5	3.4

Balance as of December 31,	$11.6	$12.0

The table below presents changes in the preferred stock warrant liability valued using Level 3 inputs (in millions):

	2021	2020
Balance as of January 1,	$22.9	$6.7
Changes in fair value	121.6	16.2
Settlement of preferred stock warrants	(144.5)	—

Balance as of December 31,	$—	$22.9

The table below presents the changes in derivative liability on convertible promissory notes valued using Level 3 inputs (in millions):

	2021	2020
Balance as of January 1,	$113.3	$—
Initial measurement of new derivative	2.8	107.2
Changes in fair value	61.4	6.1
Settlement of derivative liability	(177.5)	—

Balance as of December 31,	$—	$113.3

The following table presents the changes in the fair value of the warrant liability (Public Warrants and Private Placement Warrants) (in millions):

2021
Balance as of January 1,	$—
Initial measurement of warrants	14.6
Changes in fair value	(10.3)

Balance as of December 31,	$4.3